Short-term debt (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt
Short-term debt from unrelated parties	€ 969,715	€ 1,178,353
Short-term debt from related parties (see note 3 c)	145,500	77,500
Short-term debt	1,115,215	1,255,853
Cash and cash equivalents before offset	1,275,474	1,598,193
Short-term debt from unrelated parties before offset	1,071,847	1,294,891
Commercial paper program
Debt
Short-term debt from unrelated parties	555,687	715,153
Outstanding amount	555,500	715,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	413,946	463,091
Borrowings offset under cash management system	102,132	116,538
Other
Debt
Short-term debt from unrelated parties	82	€ 109
Maximum | Commercial paper program
Debt
Commercial paper borrowing limit	1,500,000
Maximum | Related party loan agreement
Debt
Short term borrowing capacity from related party	€ 600,000